Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Restructuring and related expenses
Period of substantially completed cost take-out program	2 years
Restructuring and Related Cost
Costs incurred	$ 180	$ 164	$ 213
Cumulative costs incurred to date			836	836
Employee severance costs
Restructuring and Related Cost
Costs incurred	92	83	95
Cumulative costs incurred to date			536
Contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	72	53	98
Cumulative costs incurred to date			230
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	16	28	20
Cumulative costs incurred to date			70
Total cost of sales
Restructuring and Related Cost
Costs incurred			110
Cumulative costs incurred to date			475
Selling, general and administrative expenses;
Restructuring and Related Cost
Costs incurred			36
Cumulative costs incurred to date			143
Other income (expense), net.
Restructuring and Related Cost
Costs incurred			67
Cumulative costs incurred to date			218
Power Products
Restructuring and Related Cost
Costs incurred	65	70	44
Cumulative costs incurred to date			122
Power Systems
Restructuring and Related Cost
Costs incurred	52	54	48
Cumulative costs incurred to date			139
Discrete Automation and Motion
Restructuring and Related Cost
Costs incurred	(4)	10	35
Cumulative costs incurred to date			256
Low Voltage Products
Restructuring and Related Cost
Costs incurred	23	20	36
Cumulative costs incurred to date			114
Process Automation
Restructuring and Related Cost
Costs incurred	28	8	44
Cumulative costs incurred to date			183
Corporate and Other
Restructuring and Related Cost
Costs incurred			6
Cumulative costs incurred to date			$ 22